Income tax (expenses) / benefits - Summary of Group's theoretical tax and its income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (expenses) / benefits
Loss before tax	€ (186,217)	€ (142,846)	€ (239,880)
Group's weighted theoretical tax (calculated in absolute values on the basis of subsidiaries' pre-taxable income/loss)	51,526	37,970	57,651
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(6,334)	(8,474)	(2,458)
Taxes relating to prior years	(772)	(705)	111
Deferred tax assets not recognized	(51,511)	(34,038)	(55,686)
Other tax items	4,013	1,840	511
Total income tax (expenses) / benefits	€ (3,078)	€ (3,407)	€ 129